New Standards Adopted as at April 1, 2019 (Tables)	12 Months Ended
Mar. 31, 2020
New Standards Adopted As At April 1 2019
Disclosure of Right-of-Use Asset to be Recognized Equal to Liability
Gross Carrying Value	Premises	Equipment	Total
On adoption of IFRS 16*	$2,531	307	2,838
Additions	398	71	469
Termination/retirements	—	—	—
Balance as at March 31, 2020	$2,929	378	3,307
Accumulated depreciation
Balance as at April 1, 2019	—	62	62
Depreciation	1,557	120	1,677
Disposals/retirements	—	—	—
Net Translation adjustments	36	20	56
Balance as at March 31, 2020	1,593	202	1,795
Net Carrying value as at March 31, 2020	$1,336	176	1,512

Particulars	Total
On adoption of IFRS 16*	$2,618
Additions	469
Finance Expense	184
Payment of lease liabilities	$(1,579)
Premature Retirements	—
Translation adjustments	(139)
Balance as at March 31, 2020	$1,553

*The difference in the number accounted on adoption of IFRS 16 is due to Prepaid expenses outstanding last year reduced from Other Receivables amounting to $164.

Disclosure of Future Minimum Operating Lease Rental Payments

Future minimum lease payments due as of March 31, 2020 is as below:

	Lease payments	Interest	Net Present Value
Within than one year	$822	$99	$723
1 - 3 years	894	64	830
3 - 5 years	—	—	—
	$1,716	$163	1,553

Future minimum lease payments due as of March 31, 2019 is as below:

	Lease payments	Interest	Net Present Value
Within than one year	$1,480	$161	$1,319
1 - 3 years	1,360	154	1,206
3 - 5 years	116	23	93
	$2,956	$338	$2,618